Angel Oak Total Return Bond Fund
Schedule of Investments
October 31, 2023 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 10.53%
Automobile ― 1.38%
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.200%, 7/15/2027 (a)	$150,000	$144,853
Carvana Auto Receivables Trust, Series 2023-P3, Class D, 6.820%, 8/12/2030 (a)	100,000	97,675
Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.800%, 7/16/2029 (a)	200,000	194,866
		437,394
Consumer ― 5.29%
Foundation Finance Trust, Series 2021-1A, Class B, 1.870%, 5/15/2041 (a)	570,258	510,652
Foundation Finance Trust, Series 2021-2A, Class D, 5.730%, 1/15/2042 (a)	500,000	450,585
Goldman Home Improvement Trust, Series 2021-GRN2, Class D, 4.000%, 6/25/2051 (a)	500,000	432,589
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.100%, 5/20/2048 (a)	379,283	286,235
		1,680,061
Solar ― 3.86%
Helios Issuer LLC, Series 2021-B, Class A, 1.620%, 7/20/2048 (a)	826,670	657,134
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A, 2.290%, 1/20/2048 (a)	317,457	230,095
Mosaic Solar Loan Trust, Series 2021-2A, Class B, 2.090%, 4/22/2047 (a)	347,799	251,568
Mosaic Solar Loans LLC, Series 2017-2A, Class A, 3.820%, 6/22/2043 (a)	96,811	86,059
		1,224,856
TOTAL ASSET-BACKED SECURITIES (Cost ― $3,975,251)		$3,342,311

Commercial Mortgage-Backed Securities ― 2.74%
BBCMS Mortgage Trust, Series 2022-C17, Class A5, 4.441%, 9/15/2055	200,000	170,901
Greystone CRE Notes Ltd., Series 2021-HC2, Class C, 8.699% (TSFR1M + 3.364%), 12/15/2039 (a)(c)(d)	250,000	228,704
X-Caliber Funding LLC, 5.000%, 9/1/2024 (a)	500,000	470,914
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost ― $931,565)		$870,519

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 4.56%
Federal Home Loan Mortgage Corp., Series 2019-KF58, Class B, 7.581% (SOFR30A + 2.264%), 1/25/2026 (a)(c)	253,287	242,410
Federal Home Loan Mortgage Corp., Series K-G05, Class A2, 2.000%, 1/25/2031	250,000	197,383
Federal Home Loan Mortgage Corp., Series 2022-KSG3, Class A2, 2.650%, 5/25/2032 (b)	200,000	160,178
Federal Home Loan Mortgage Corp., Series K-SG4, Class A2, 3.400%, 8/25/2032 (b)	1,000,000	845,844
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $1,627,928)		$1,445,815

Corporate Obligations ― 15.90%
Basic Materials ― 0.85%
Compass Minerals International, Inc., 6.750%, 12/1/2027 (a)	200,000	186,236
Nutrien Ltd., 2.950%, 5/13/2030	100,000	82,524
		268,760
Consumer, Cyclical ― 0.65%
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.000%, 6/1/2031 (a)	250,000	206,835

Consumer, Non-cyclical ― 0.84%
Bunge Ltd. Finance Corp., 2.750%, 5/14/2031	100,000	79,375
GE HealthCare Technologies, Inc., 5.905%, 11/22/2032	100,000	97,042
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL, 6.750%, 3/15/2034 (a)	100,000	93,955
		270,372
Energy ― 2.40%
Continental Resources, Inc., 5.750%, 1/15/2031 (a)	100,000	92,933
MPLX LP, 5.000%, 3/1/2033	100,000	88,811
New Fortress Energy, Inc., 6.750%, 9/15/2025 (a)	450,000	417,869
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (a)	200,000	160,881
		760,494
Financial ― 8.81%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.000%, 10/29/2028	150,000	126,442
American Tower Corp., 5.550%, 7/15/2033	100,000	92,356
Bank of America Corp., 5.288% (SOFR + 1.910%), 4/25/2034 (c)	200,000	181,177
Dime Community Bancshares, Inc., 5.000% (TSFR3M + 2.180%), 5/15/2032 (c)	500,000	400,729
Forbright, Inc., 4.000% (TSFR3M + 2.890%), 1/1/2032 (a)(c)	500,000	406,677
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/2026 (a)	250,000	220,316
LPL Holdings, Inc., 4.000%, 3/15/2029 (a)	100,000	86,111
Mercantile Bank Corp., 3.250% (SOFR + 2.120%), 1/30/2032 (c)	500,000	390,174
Morgan Stanley, 5.250% (SOFR + 1.870%), 4/21/2034 (c)	200,000	180,883
Preferred Bank, 3.375% (TSFR3M + 2.780%), 6/15/2031 (c)	250,000	194,359
Renasant Corp., 3.000% (TSFR3M + 1.910%), 12/1/2031 (c)	300,000	246,000
Wells Fargo & Co., 5.389% (SOFR + 2.020%), 4/24/2034 (c)	300,000	272,340
		2,797,564
Industrial ― 1.75%
Boeing Co., 3.600%, 5/1/2034	100,000	78,183
Covanta Holding Corp., 4.875%, 12/1/2029 (a)	200,000	156,308
MasTec, Inc., 4.500%, 8/15/2028 (a)	100,000	87,932
Seaspan Corp., 5.500%, 8/1/2029 (a)	300,000	230,454
		552,877
Technology ― 0.60%
Dell International LLC / EMC Corp., 5.750%, 2/1/2033	100,000	94,753
Fiserv, Inc., 5.625%, 8/21/2033	100,000	93,999
		188,752
TOTAL CORPORATE OBLIGATIONS (Cost ― $5,829,462)		$5,045,654

Residential Mortgage-Backed Securities ― 17.63%
BRAVO Residential Funding Trust, Series 2021-A, Class A1, 1.991%, 10/25/2059 (a)(e)	275,336	263,039
Corevest American Finance Trust, Series 2020-4, Class D, 2.712%, 12/15/2052 (a)	300,000	222,367
COLT Mortgage Loan Trust, Series 2021-3, Class M1, 2.304%, 9/27/2066 (a)(b)	135,000	75,918
Credit Suisse Mortgage Trust, Series 2021-AFC1, Class M1, 2.193%, 3/25/2056 (a)(b)	1,000,000	554,486
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class M1, 2.282%, 2/25/2066 (a)(b)	50,000	30,101
Deephaven Residential Mortgage Trust, Series 2021-2, Class M1, 2.217%, 4/25/2066 (a)(b)	100,000	70,949
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.296%, 6/25/2066 (a)(b)	139,000	89,678
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.617%, 6/25/2056 (a)(b)	251,163	205,778
JP Morgan Mortgage Trust, Series 2020-2, Class B4, 3.821%, 7/25/2050 (a)(b)	351,504	269,651
JP Morgan Mortgage Trust, Series 2020-3, Class B4, 3.841%, 8/25/2050 (a)(b)	349,707	263,414
MFA Trust, Series 2021-RPL1, Class A2, 2.072%, 7/25/2060 (a)(b)	500,000	391,181
MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/2060 (a)(b)	500,000	372,258
Mill City Mortgage Loan Trust, Series 2017-2, Class M3, 3.250%, 7/25/2059 (a)(b)	160,000	142,146
OBX Trust, Series 2022-INV1, Class A18, 3.000%, 12/25/2051 (a)(b)	184,989	144,836
Onslow Bay Mortgage Loan Trust, Series 2021-NQM2, Class A3, 1.563%, 5/25/2061 (a)(b)	295,239	225,892
PRPM LLC, Series 2021-RPL1, Class M1, 2.680%, 7/25/2051 (a)(b)	1,000,000	780,349
SGR Residential Mortgage Trust, Series 2021-1, Class M1, 2.501%, 7/25/2061 (a)(b)	744,000	449,869
Starwood Mortgage Residential Trust, Series 2022-3, Class A1, 4.161%, 3/25/2067 (a)(b)	222,259	200,939
Towd Point Mortgage Trust, Series 2020-4, Class M1, 2.875%, 10/25/2060 (a)	565,000	420,721
Verus Securitization Trust, Series 2021-5, Class M1, 2.331%, 9/25/2066 (a)(b)	250,000	142,217
Wells Fargo Mortgage Backed Securities, Series 2021-2, Class A3, 2.500%, 6/25/2051 (a)(b)	342,078	278,152
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $6,567,861)		$5,593,941

Residential Mortgage-Backed Securities - U.S. Government Agency ― 37.45%
Federal Home Loan Mortgage Corp., 2.000%, 6/1/2036	367,806	311,296
Federal Home Loan Mortgage Corp., 3.000%, 1/1/2052	888,933	712,426
Federal Home Loan Mortgage Corp., 5.000%, 7/1/2052	377,727	351,195
Federal Home Loan Mortgage Corp., 5.000%, 8/1/2052	936,453	865,408
Federal Home Loan Mortgage Corp., 3.500%, 9/1/2052	332,426	277,158
Federal National Mortgage Association, 4.000%, 4/1/2042	481,393	426,068
Federal National Mortgage Association, 4.500%, 7/1/2052	372,545	333,499
Federal National Mortgage Association, 4.500%, 8/1/2052	956,449	856,202
Federal National Mortgage Association, 5.000%, 8/1/2052	904,272	835,668
Government National Mortgage Association, 2.000%, 5/20/2036	202,133	166,959
Government National Mortgage Association, 2.500%, 2/20/2051	210,870	168,695
Government National Mortgage Association, 2.500%, 4/20/2051	233,630	186,902
Government National Mortgage Association, 2.500%, 4/20/2051	141,456	113,252
Government National Mortgage Association, 2.500%, 4/20/2051	231,898	183,343
Government National Mortgage Association, 2.500%, 4/20/2051	246,019	196,353
Government National Mortgage Association, 4.500%, 8/20/2052	809,405	731,084
Government National Mortgage Association, 5.500%, 8/20/2052	437,327	418,260
Government National Mortgage Association, 5.000%, 9/20/2052	958,836	892,161
Government National Mortgage Association, 5.500%, 9/20/2052	480,546	459,594
Government National Mortgage Association, 5.000%, 10/20/2052	472,836	440,548
Government National Mortgage Association, 5.500%, 10/20/2052	872,503	834,462
Government National Mortgage Association, 5.000%, 11/20/2052	477,826	444,599
Government National Mortgage Association, 5.500%, 11/20/2052	330,653	316,236
Government National Mortgage Association, 5.500%, 12/20/2052	476,788	456,000
Government National Mortgage Association, 4.500%, 2/20/2053	840,806	759,447
Government National Mortgage Association, 6.000%, 10/20/2053	150,000	146,940
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $13,112,927)		$11,883,755

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 1.59%
Federal Home Loan Mortgage Corp., Series 2021-DNA6, Class B1, 8.721% (SOFR30A + 3.400%), 10/25/2041 (a)(c)	500,000	504,375
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $477,196)		$504,375

U.S. Treasury Notes ― 4.67%
0.375%, 4/15/2024	500,000	488,702
4.625%, 2/28/2025	1,000,000	991,387
TOTAL U.S. TREASURY NOTES (Cost ― $1,497,033)		$1,480,089

Short-Term Investments ― 4.11%	Shares
Money Market Funds ― 4.11%
First American Government Obligations Fund, Class U, 5.294% (f)	$1,304,944	1,304,944
TOTAL SHORT-TERM INVESTMENTS (Cost ― $1,304,944)		$1,304,944
TOTAL INVESTMENTS ― 99.18% (Cost ― $35,324,167)		$31,471,403
Other Assets in Excess of Liabilities ― 0.82%		261,775
NET ASSETS ― 100.00%		$31,733,178

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average
TSFRM:	Term Secured Overnight Financing Rate

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At October 31, 2023, the value of these securities amounted to $12,729,162 or 40.11% of net assets.

(b)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2023.
(c)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of October 31, 2023.

(d)	Illiquid security. At October 31, 2023, the value of these securities amounted to $228,704 or 0.72% of net assets.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of October 31, 2023.
(f)	Rate disclosed is the seven day yield as of October 31, 2023.

Schedule of Open Futures Contracts

Long Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note Future	December 2023	50	$5,308,594	($203,697)
U.S. Treasury Bond Future	December 2023	16	1,751,000	(175,306)
Total				($379,003)

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), mortgage-backed securities ("MBS"), collateralized loan obligations ("CLOs"), corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the-counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the "Adviser") as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$-	$3,342,311	$-	$3,342,311
Commercial Mortgage-Backed Securities	-	870,519	-	870,519
Commercial Mortgage-Backed Securities - U.S. Government Agency	-	1,445,815	-	1,445,815
Corporate Obligations	-	5,045,654	-	5,045,654
Residential Mortgage-Backed Securities	-	5,593,941	-	5,593,941
Residential Mortgage-Backed Securities - U.S. Government Agency	-	11,883,755	-	11,883,755
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	-	504,375	-	504,375
U.S. Treasury Notes	-	1,480,089	-	1,480,089
Short-Term Investments	1,304,944	-	-	1,304,944
Total	$1,304,944	$30,166,459	$-	$31,471,403
Other Financial Instruments
Liabilities
Futures Contracts*	($379,003)	$-	$-	($379,003)

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2023, the Fund did not recognize any transfers to or from Level 3.

The average monthly notional value of long futures contracts during the period ended October 31, 2023, was $8,269,439.